Commitment and Contingencies	12 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	COMMITMENTS AND CONTINGENCIES
Lease Commitments - The Company’s lease commitments consist primarily of real estate property for branches and office space under various non-cancellable operating leases that expire between 2021 and 2070. The majority of the leases contain renewal options and provisions for increases in rental rates based on a predetermined schedule or an agreed upon index. If, at lease inception, the Company considers the exercising of a renewal option to be reasonably certain, the Company will include the extended term in the calculation of the right-of-use asset and lease liability.

Operating lease liabilities and right-of-use assets are recognized on the lease commencement date based on the present value of the future minimum lease payments over the lease term. The future lease payments are discounted at a rate that represents the Company's collateralized borrowing rate for financing instruments of a similar term and are included in Accrued expenses and other liabilities. The related right-of-use asset is included in Other assets.

The table below presents the Company’s operating lease right-of-use asset and the related lease liability.

(In thousands)	September 30, 2020
Operating lease asset	$31,610
Operating lease liability	$33,302

As of September 30, 2020, the Company’s operating leases have a weighted average remaining lease term of 8.8 years and a weighted average discount rate of 1.9%. Cash paid for amounts included in the measurement of the above operating lease liability was $6,494,000 for the twelve months ended September 30, 2020. Right-of-use assets obtained in exchange for new operating lease liabilities during the same period were $8,341,000.

The following table presents the components of net lease costs, a component of Occupancy expense. The Company elected not to separate lease and non-lease components and instead account for them as a single lease component. Variable lease costs include subsequent increases in index-based rents and variable payments such as common area maintenance.

(In thousands)	Twelve Months Ended September 30,
2020
Operating lease cost	$6,557
Variable lease cost	1,353
Sublease income	(338)
Net lease cost	$7,572
The following table shows future minimum payments for operating leases as of September 30, 2020 for the respective periods.

(In thousands)	Year ending September 30,

2021	$6,617
2022	5,917
2023	5,348
2024	4,547
2025	3,603
Thereafter	10,389
Total minimum payments	36,421
Amounts representing interest	(3,119)
Present value of minimum lease payments	$33,302

Future minimum lease payments for the Company’s operating leases as of September 30, 2019, prior to the adoption of the new lease guidance, were as follows.

(In thousands)	Year ending September 30,

2020	$5,838
2021	5,246
2022	4,698
2023	4,302
2024	3,596
Thereafter	10,531
Total minimum payments	$34,211

Rental expense, including amounts paid under month-to-month cancelable leases, amounted to $6,455,000 and $6,477,000 in 2019, and 2018, respectively.

Financial Instruments with Off-Balance Sheet Risk - The only material off-balance-sheet credit exposures are loans in process and unused lines of credit, which had a combined balance of $2,738,095,000 and $2,379,089,000 at September 30, 2020 and September 30, 2019, respectively. The reserve for unfunded commitments was $25,000,000 as of September 30, 2020, which is an increase from $6,900,000 at September 30, 2019. See Note A "Summary of Significant Accounting Policies" for details regarding the reserve methodology.

Legal Proceedings - The Company and its subsidiaries are from time to time defendants in and are threatened with various legal proceedings arising from regular business activities. Management, after consulting with legal counsel, is of the opinion that the ultimate liability, if any, resulting from these pending or threatened actions and proceedings will not have a material effect on the financial statements of the Company.